Note 7 - Preferred Shares	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of preferred shares [text block]
7.	Preferred shares

The Company has an unlimited number of voting and participating Preferred Shares authorized for issuance in series and without par value.

On
March 16, 2017,
the Company completed a
$10,000,080
Class C financing with a new investor. Under the agreed terms, the Company issued
841,410
Class C redeemable convertible preferred shares at
$11.88
per share for a total consideration of
$10,000,080,
less
$129,520
in share issuance costs.

Class A, B and C redeemable and convertible preferred shares had substantially the same terms. The preferred shares were convertible into common shares any time at the option of the holder, on a one
-to-
one
basis subject to normal and customary anti-dilutive provisions, but were mandatorily convertible upon closing of a qualified IPO, defined as an IPO with a minimum multiple of the original issue price of the preferred shares and with a minimum gross proceeds threshold. Also, the preferred shares were redeemable at face value at the option of the holder at any time commencing seven
years after the Class B issuance in
June 2015.
The preferred shares also had a liquidation preference whereby upon dissolution or sale of the Company, the preferred shares were redeemable prior to the distribution of the remaining property, profits and surplus assets of the Company to preferred and common shareholders.

The preferred shares carried an
8%
fixed, non-cumulative, preferential dividend, as and when declared by the Company’s board of directors. In order to maximize the full value of the Company’s assets and its ongoing development efforts, the Company did not
pay out any dividends.

The preferred shares also contained provisions that protected the holders from a decline in the issue price of the Company’s shares (or down-round provisions). These down-round provisions reduced the conversion price of the preferred shares if the Company issued a subsequent round of financing at a price that was lower than the conversion price of the preferred shares. As a result, the Company accounted for the conversion options of the preferred shares as embedded derivative liabilities, measured at FVTPL. The difference between the fair values allocated to the embedded derivative liabilities at inception and the proceeds received were accounted for as financial liabilities due to their redemption features. The financial liabilities were being accreted back to their face values through a charge to financial expenses over their expected term using the effective interest rate method.

In
August 2017,
immediately prior to its qualifying IPO, all of the outstanding Class A, B and C redeemable convertible preferred shares were converted on a one
-for-
one
basis into
20,076,224
common shares of the Company. In connection therewith, in the third
quarter of
2017
the Company i) included the original stated capital of the preferred shares in share capital, ii) included the excess of the total carrying value of the preferred shares and the embedded derivative liabilities over the original stated capital of the preferred shares in contributed surplus and iii) eliminated the contributed surplus created by the conversion of the preferred shares into common shares and recorded a corresponding reduction in deficit (as resolved by the Company’s board of directors).

As at
December 31, 2018,
there were
no
Class A redeemable convertible preferred shares issued and outstanding (
nil
at
December 31, 2017,
and
13,409,796
as at
December 31, 2016
at a price of
$2.44
per share),
no
Class B redeemable convertible preferred shares issued and outstanding (
nil
at
December 31, 2017
and
5,825,018
as at
December 31, 2016
at a price of
$10.30
per share) and
no
Class C redeemable convertible preferred shares issued and outstanding (
nil
as at
December 31, 2017
and
2016
).

Changes in preferred shares and embedded derivatives for the years ended
December 31, 2017
and
2016
were as follows:

	Preferred shares			Embedded derivatives
	Class A	Class B	Class C	Class A	Class B	Class C
Balance, December 31, 2015	$23,801,078	$40,337,696	$-	$61,893,086	$21,949,483	$-
Accretion during the year	1,192,408	2,549,770	-	-	-	-
Loss on re-measurement at fair value	-	-	-	21,462,384	12,519,658	-
Balance, December 31, 2016	$24,993,486	$42,887,466	$-	$83,355,470	$34,469,141	$-
Issuance of preferred shares	-	-	7,284,269	-	-	2,715,811
Transaction costs	-	-	(94,345)	-	-	-
Accretion during the year	730,576	1,575,843	172,743	-	-	-
Loss (gain) on re-measurement at fair value	-	-	-	85,089,013	(7,093,016)	(93,334)
Original stated capital of preferred shares reclassified as share capital upon conversion	(32,708,047)	(59,999,141)	(10,000,080)	-	-	-
Excess reclassified as contributed surplus (total $173,285,855)	6,983,985	15,535,832	2,637,413	(168,444,483)	(27,376,125)	(2,622,477)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-

The fair values of the embedded derivative conversion options prior to
March 16, 2017
were estimated using a Monte Carlo simulation model.

The fair values of the embedded derivative conversion options at
March 31, 2017,
and at inception for the Class C preferred shares, were estimated using a hybrid of the probability-weighted expected return method (PWERM), weighted at
75%,
and a Monte Carlo simulation model, weighted at
25%.
The Company integrated a PWERM model into its valuation methodology during the first
quarter of
2017
as it had undertaken tangible steps towards a qualifying IPO and it believed this model to be a more accurate estimation method of the conversion option.

Under the PWERM methodology, the fair value was estimated based upon the future implied equity values using a range of low, medium and high exit multiples. Exit multiples were derived from comparable public company transactions that compared the invested capital (being the aggregate of debt and shares) to the pre-IPO equity values. The estimated implied equity value was discounted back from the estimated time to exit to the valuation date.

The fair values of the embedded derivative conversion options at
June 30, 2017
were estimated using a hybrid of the PWERM method, weighted at
95%,
and a liquidation scenario, weighted at
5%.
The shift in weight towards the PWERM model considered the Company’s continued progress towards a qualifying IPO.

The fair values of the embedded derivative conversion options in
August 2017,
immediately prior to the conversion of the Class A, B and C redeemable convertible preferred shares on a one
-for-
one
basis into common shares pursuant to the Company’s qualifying IPO, were based on the public offering price of
$15
per share over the conversion price of the Class A, B and C redeemable convertible preferred shares, being their stated price per share.

The fair value of the embedded derivative conversion options were estimated at inception and on a recurring basis using the Monte Carlo simulation model or PWERM methodology with the following key assumptions, including a nil
dividend yield:

	August 2017			2017 (inception)			December 31, 2016
	Class A	Class B	Class C	Class C			Class A	Class B	Class C
Fair value of embedded derivative per share	$12.56	$4.70	$3.12		$3.23		$6.22	$5.92	-
PWERM assumptions:
Range of exit multiples	-	-	-	3.4	-	4.1	-	-	-
Time to exit (in years)	-	-	-		0.50		-	-	-
Monte Carlo assumptions:
Starting equity value (in millions of $)	-	-	-		$298.1		$249.6	$249.6	-
Volatility	-	-	-		74%		68%	68%	-
Weighted average time to exit (in years)	-	-	-		0.75		0.85	0.85	-

These derivative liabilities were classified as a Level
3
in the fair value hierarchy. A reasonably possible movement in the estimated starting equity value, expected volatility or expected time to exit could significantly impact the fair value of the embedded derivative.